Loss per Share Attributable to Ordinary Equity Holders of the Parent - Additional Information (Details) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Basic Earnings Per Share [Abstract]
Weighted average number of ordinary shares issued	281,703,291	236,305,234	200,000,000